RELATED PARTY TRANSACTIONS (Details) - USD ($)							12 Months Ended
	Jul. 29, 2021	Feb. 21, 2021	Aug. 24, 2020	Aug. 14, 2020	Feb. 06, 2020	Jan. 10, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate purchase price								$ 25,000
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							20 days
Trading day threshold period							30 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							30 days
Repayment of promissory notes - related party							$ 0	(140,671)
Minimum [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)							$ 12.00
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Amount of transaction				$ 15,000
Related party expenses							$ 180,000	66,774
Administrative Services Agreement [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related party							15,000	0
Working Capital Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction Converted notes upon consummation of a Business Combination							$ 1,000,000
Sponsor [Member] | Class B Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued (in shares)					5,750,000	5,000,000
Aggregate purchase price						$ 25,000
Stock dividend					0.15
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders						22.03%
Number of shares outstanding (in shares)			750,000
Sponsor [Member] | Maximum [Member] | Class B Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeiture (in shares)						750,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Borrowings principal amount						$ 300,000
Repayment of promissory notes - related party			$ (140,671)
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Related party transaction Converted notes Price per share upon consummation of a Business Combination (in dollars per share)							$ 10.00
Related party committed loan amount to consummate business combination	$ 250,000	$ 750,000					$ 1,000,000
Jessica L. Wasserstrom, LLC [Member] | General Legal Counsel [Member]
Related Party Transaction [Line Items]
Related party expenses							430,000	$ 220,000
Due to related party							$ 650,000